Segment Reporting - Additional Information (Detail) (Online Education Service, Sales Revenue, Net)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Online Education Service | Sales Revenue, Net
Segment Reporting Information [Line Items]
Percentage of total contract revenue from Online education services, percent	82.90%	82.10%	77.30%